Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2024
Organization and principal activities
Schedule of company's principal subsidiaries, consolidated VIEs and subsidiaries of VIEs

As of December 31, 2024, the Company’s principal subsidiaries, consolidated VIEs and subsidiaries of VIEs (collectively the “Group”) are as follows.

	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect economic interest	Principal activities
The Company:

Pintec Technology Holdings Limited (“Pintec”)	March 2, 2017	The Cayman Islands		Investment holding

Wholly owned subsidiaries:

Qilehui Credit Information Co., Ltd (“Qilehui”)	August 31, 2020	The PRC	100%	Corporate credit investigation and risk control services

Aixin Times (Beijing) Enterprise Management Co., Ltd.	April 13, 2023	The PRC	100%	Investment holding

VIEs and VIEs subsidiaries (referred to as “Pintec Operating Entities”):

Beijing Hongdian Fund Distributor Co., Ltd. (“Beijing Hongdian”)	April 13, 2015	The PRC	100%	Wealth management solution business

Shanghai Anquying Technology Co., Ltd. (“Shanghai Anquying”)	November 16, 2015	The PRC	100%	Lending solution business

Myfin Insurance Broker Co., Ltd (“Myfin Insurance”)	December 17, 2015	The PRC	60%	Insurance solution business

Anquying (Tianjin) Technology Co., Ltd. (“Tianjin Anquying”)	January 29, 2016	The PRC	100%	Lending solution business

Xuanji Intelligence (Beijing) Technology Co., Ltd. (“Beijing Xuanji”)	May 31, 2016	The PRC	100%	Lending solution business

Shenzhen Qianhai Minheng Commercial Factoring Co., Ltd. (“Shenzhen Minheng”)	June 30, 2016	The PRC	100%	Lending solution business and installment service

Pintec Jinke (Beijing) Technology Information Co., Ltd., (formerly known as Hezi (Beijing) Consultants Co., Ltd) (“Beijing Jinke”)	January 3, 2017	The PRC	100%	Wealth management solution business

	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect economic interest	Principal activities
Ganzhou Dumiao Intelligence Technology Co., Ltd (formerly known as Anquying (Ganzhou) Technology Co., Ltd.) (“Ganzhou Anquying”)	May 27, 2017	The PRC	100%	Lending solution business and risk control services

Beijing Xinshun Dingye Technology Co., Ltd. (“Xinshundingye”)	January 30, 2019	The PRC	100%	Wealth management solution business

Ganzhou Aixin Network Micro Finance Co., Ltd, (formerly known as Ganzhou Jimu Micro Finance Co., Ltd.) (“Ganzhou Micro Finance”)	March 21, 2019	The PRC	100%	Installment service

Pintec Yunke (Ganzhou) Technology Information Co., Ltd. (“Pintec Yunke”)	May 9, 2019	The PRC	100%	Lending solution business

Schedule of consolidated financial information of the Group's VIEs after the elimination of inter-company transactions and balances

	As of December 31,
	2023	2024
	RMB	RMB
Total assets	109,966	91,423
Total liabilities	344,185	348,240

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Total net revenues	51,536	39,961	30,847
Net loss	(74,607)	(13,469)	(3,910)

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net cash provided by/(used in) operating activities	39,132	24,659	(2,391)
Net cash (used in)/provided by investing activities	(15,446)	36,004	(19,233)
Net cash used in financing activities	(30)	—	—